U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON D.C. 20549


                                 FORM 12b-25
                       Commission File Number 333-30176


                         NOTIFICATION OF LATE FILING

                                 (Check One):
[X] Form 10-K   [ ] Form 11-K   [ ] Form 20-F   [  ] Form 10-Q   [ ] Form N-SAR

     For Period Ended:  December 31, 2005

     [ ] Transition Report on Form 10-K      [ ] Transition Report on Form 10-Q
     [ ] Transition Report on Form 20-F      [ ] Transition Report on Form N-SAR
     [ ] Transition Report on Form 11-K

     For the Transition Period Ended:  _____________________________________

     Read Attached Instruction Sheet Before Preparing Form.  Please Print or
     Type.

     Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

     If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: ___________________


                        Part I-Registrant Information


     Full Name of Registrant       THE LIQUID GROUP, INC.

     Former Name if Applicable

     Address of principal executive office (Street and number)
                                   170 NEWPORT CENTER DRIVE
                                   SUITE 220
     City, State and Zip Code      NEWPORT BEACH, CA   92660

                       Part II-Rules 12b-25 (b) and (c)

     If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate) [X]

     a. The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

     b. The subject annual report, semi-annual report, transition report on Form 10-K, 20 F, 11-K or Form N-SAR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

     c. The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.


                              Part III-Narrative

     State below in reasonable detail the reasons why the form 10-K, 11-K, 20-F, 10-Q or N-SAR, or the transition report or portion thereof could not be filed within the prescribed time period. (Attach extra sheets of needed.)

          The registrant did not receive the financial information necessary for the annual report from its outside accountant in sufficient time to prepare the annual report. The information will be received and prepared for filing in the annual report within the necessary extension period.


                          Part IV-Other Information

     1. Name and telephone number of person to contact in regard to this notification

               JASON DAGGETT            949            644-0095
               (Name)                   (Area Code)    (Telephone No.)

     2. Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

                              [X] Yes     [ ] No

     3. Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                             [X] Yes     [  ] No

          As a result of the reverse accounting treatment of the merger of The Liquid Group, Inc. and Mezzanine Investments, Inc, the financial results consist of the historical results of the Liquid Group for the full 12 months ended December 31, 2004, and through November 14, 2005, the date of the merger. Subsequently, the results include the combined results of Mezzanine and The Liquid Group through December 31, 2005.

          REVENUES - For the years ended December 31, 2005 and 2004, the Liquid Group generated $235,362 and $83,148 in revenue, respectively.

          INCOME FROM OPERATIONS - For the years ended December 31, 2005 and 2004, the Liquid Group generated a loss of $306,884 and a profit of $715, respectively.

          OTHER INCOME AND EXPENSES - For the years ended December 31, 2005 and 2004 the Liquid Group generated other income of $11,492 and other expense of $12,756 respectively.

          NET (LOSS) INCOME - For the years ended December 31, 2005 and 2004, the Liquid Group generated losses of $295,392 and $7,835, respectively. The increased loss is largely due to retention of key employees and consultants and the incurrence of legal and professional fees principally due to costs associated with the merger.

          CAPITAL RESOURCES AND LIQUIDITY - As of December 31, 2005, working capital had increased to $76,932. The increase in working capital was primarily attributable to the raising of $337,500 in a private placement of common stock.

          OFF-BALANCE SHEET ARRANGEMENTS - During the years ended December 31, 2005, and 2004, Liquid Group did not engage in any off-balance sheet arrangements.

                            The Liquid Group, Inc.
                 (Name of Registrant as specified in charter) has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date:  April 3, 2006                        By /s/ Stephen Murphy
                                                Stephen Murphy
                                                Chief Financial Officer


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